Interim Condensed Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)		Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 3,020	$ 1,398				$ 4,171
Other current receivables	1,037	3,673
Total current assets	4,057	5,071
Non-current assets
Property and equipment, net	820	969
Intangible assets, net	5,269	5,027
Investment in associated companies	112	221
Total non-current assets	6,201	6,217
Total assets	10,258	11,288
Current liabilities
Trade payables	7,281	2,972
Lease liabilities	30	30
Other payables	2,415	650
Convertible notes	304	563
Warrants	856
Pre-paid advance	3,050
Bridge loans and derivative financial liabilities	2,363	3,682
Borrowings from related parties	689	710
Total current liabilities	16,988	4,925
Non-current liabilities
Lease liabilities	403	440
Bridge loans and derivative financial liabilities	938
Long term payables	3,930	85
Total non-current liabilities	5,271	4,207
Total liabilities	22,259	9,132
Shareholders’ equity (deficit)
Issued capital and additional paid in capital	51,730	32,711
Foreign currency translation reserve	(702)	(537)
Accumulated losses	(63,029)	(30,020)
Total Shareholders’ equity (deficit)	(12,001)	2,156				7,891
Total liabilities and shareholders’ equity (deficit)	$ 10,258	11,288
Security matters limited [member]
Current assets
Cash and cash equivalents		1,398	€ 25	[1]	[1]	4,171
Other current receivables		3,673				920
Total current assets		5,071				5,091
Non-current assets
Property and equipment, net		969				1,192
Intangible assets, net		5,027				3,908
Investment in associated companies		221				147
Total non-current assets		6,217				5,247
Total assets		11,288	25	[1]	[1]	10,338
Current liabilities
Trade payables		2,972				916
Lease liabilities		30				37
Other payables		650				673
Convertible notes		563
Bridge loans and derivative financial liabilities		3,682
Borrowings from related parties		710				270
Total current liabilities		4,925				1,896
Non-current liabilities
Lease liabilities		440				466
Bridge loans and derivative financial liabilities		3,682
Long term payables		85
Other liabilities		85				85
Total non-current liabilities		4,207				551
Total liabilities		9,132				2,447
Shareholders’ equity (deficit)
Issued capital
Additional paid-in capital		32,713	25	[1]	[1]	31,504
Issued capital and additional paid in capital		32,711
Foreign currency translation reserve		(537)				223
Accumulated losses		(30,020)				(23,836)
Total Shareholders’ equity (deficit)		2,156	€ 25	[1]	[1]	7,891
Total liabilities and shareholders’ equity (deficit)		$ 11,288				$ 10,338

[1]	Less than 1 thousand.